Note 21 - Income Taxes - Movement in Deferred Tax Balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Balance	$ 2,532	$ 21,268
Recognized in profit or loss	(4,916)	(10,948)
Recognized in OCI	(638)	(7,788)
Other	(25)
Balance	(3,047)	2,532
Partnership income deferred for tax [member]
Statement Line Items [Line Items]
Balance	(6,249)	(8,281)
Recognized in profit or loss	2,707	2,032
Recognized in OCI
Other
Balance	(3,542)	(6,249)
Book to tax differences - customer contracts [member]
Statement Line Items [Line Items]
Balance	48,345	4,269
Recognized in profit or loss	(23,528)	51,864
Recognized in OCI	(638)	(7,788)
Other	(25)
Balance	24,154	48,345
Mark to market gains (losses) on derivative instruments [member]
Statement Line Items [Line Items]
Balance	(36,578)	29,424
Recognized in profit or loss	18,992	(66,002)
Recognized in OCI
Other
Balance	(17,586)	(36,578)
Convertible debentures [member]
Statement Line Items [Line Items]
Balance	(2,986)	(4,144)
Recognized in profit or loss	(3,087)	1,158
Recognized in OCI
Other
Balance	$ (6,073)	$ (2,986)